Insurance business - Discount rates (Details)	Dec. 31, 2025	Dec. 31, 2024
HK$ | HSBC Life (International) Ltd | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	3.74%	4.32%
HK$ | HSBC Life (International) Ltd | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.09%	4.42%
HK$ | Hang Seng Insurance Co Ltd | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	3.85%	4.43%
HK$ | Hang Seng Insurance Co Ltd | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.20%	4.53%
$ | HSBC Life (International) Ltd | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.78%	5.16%
$ | HSBC Life (International) Ltd | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.54%	5.51%
$ | Hang Seng Insurance Co Ltd | 10-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.82%	5.25%
$ | Hang Seng Insurance Co Ltd | 20-year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	5.59%	5.60%